Earnings (Loss) Per Common Share - Schedule of Earnings (Loss) Per Common Share (Parenthetical) (Detail) (Securities [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities [Member]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Stock awards not included in the computation of diluted earnings per share	12	16	15